Property, plant and equipment, intangible assets and Right-of-use assets - Addtional information (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property, plant and equipment	€ 1,900,000	€ 2,200,000	€ 5,400,000	€ 9,700,000
Investments not paid			1,500,000	1,900,000
Rental Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Addition to right-of-use assets	0	2,400,000	3,200,000	2,400,000
Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvements	€ 1,400,000	€ 1,400,000	€ 4,100,000	€ 6,300,000